UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-1295
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments

SMA Relationship Trust – Series G

Industry diversification—March 31, 2017 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.90%
Airlines	1.36
Auto components	2.52
Automobiles	2.70
Banks	13.05
Biotechnology	2.48
Capital markets	0.99
Chemicals	3.36
Commercial services & supplies	1.45
Diversified financial services	3.65
Diversified telecommunication services	4.18
Electric utilities	0.68
Food & staples retailing	3.65
Health care providers & services	1.99
Hotels, restaurants & leisure	0.91
Household durables	2.43
Industrial conglomerates	1.60
Insurance	3.35
Internet software & services	0.35
IT services	1.48
Life sciences tools & services	1.36
Machinery	2.19
Marine	0.88
Media	1.51
Metals & mining	4.98
Oil, gas & consumable fuels	8.16
Personal products	2.27
Pharmaceuticals	4.65
Real estate management & development	1.04
Semiconductors & semiconductor equipment	3.25
Software	2.47
Specialty retail	1.18
Technology hardware, storage & peripherals	0.69
Tobacco	3.86
Trading companies & distributors	1.33
Transportation infrastructure	0.94
Wireless telecommunication services	2.16
Total common stocks	97.00%
Exchange traded funds	0.50
Short-term investment	1.60
Total investments	99.10%
Cash and other assets, less liabilities	0.90
Net assets	100.00%

1 Figures represent the breakdown of direct investments of SMA Relationship Trust—Series G. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 97.00%
Australia: 3.06%
Rio Tinto Ltd.	46,435	$2,144,899
Wesfarmers Ltd.	53,100	1,828,418
Total Australia common stocks		3,973,317

Austria: 1.84%
Erste Group Bank AG	73,205	2,383,853

Belgium: 0.32%
Galapagos NV*	4,793	417,133

Bermuda: 1.60%
Jardine Matheson Holdings Ltd.	32,300	2,075,275

Canada: 5.22%
Enerplus Corp.	38,261	308,136
Husky Energy, Inc.*	110,081	1,242,483
Suncor Energy, Inc.	79,741	2,448,265
Toronto-Dominion Bank (The)	55,430	2,776,398
Total Canada common stocks		6,775,282

Cayman Islands: 0.35%
Alibaba Group Holding Ltd. ADR*	4,250	458,277

China: 0.66%
China Merchants Bank Co. Ltd., H Shares	179,000	473,326
Ping An Insurance Group Co. of China Ltd., H Shares	68,000	380,621
Total China common stocks		853,947

Denmark: 0.88%
AP Moller - Maersk A/S, Class B	692	1,148,107

Finland: 0.75%
Sampo OYJ, Class A	20,599	977,009

France: 6.85%
Credit Agricole SA	180,531	2,445,899
Peugeot SA	57,161	1,150,985
Sanofi	23,826	2,150,836
Societe Generale SA	31,619	1,603,916
Thales SA	15,871	1,534,981
Total France common stocks		8,886,617

Germany: 10.53%
Deutsche Telekom AG (Registered)	210,013	3,679,888
Fresenius SE & Co. KGaA	32,195	2,587,256
Infineon Technologies AG	71,215	1,454,487
KION Group AG	28,793	1,880,763
MTU Aero Engines AG	7,142	929,148
SAP SE	16,096	1,579,408
thyssenkrupp AG	63,571	1,557,091
Total Germany common stocks		13,668,041

Hong Kong: 3.03%
AIA Group Ltd.	397,800	2,508,164
China Mobile Ltd.	50,300	550,475
Power Assets Holdings Ltd.	102,000	879,367
Total Hong Kong common stocks		3,938,006

India: 0.21%
HDFC Bank Ltd. ADR	3,560	267,783

Indonesia: 0.20%
Astra International Tbk. PT	394,700	255,472

Ireland: 2.73%
ICON plc*	22,200	1,769,784
Ryanair Holdings plc ADR*	21,290	1,766,644
Total Ireland common stocks		3,536,428

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Italy: 5.46%
Atlantia SpA	47,004	$1,213,482
Autogrill SpA	119,511	1,186,972
Banca Mediolanum SpA	352,150	2,578,999
Intesa Sanpaolo SpA	524,291	1,424,013
UniCredit SpA*	44,033	678,780
Total Italy common stocks		7,082,246

Japan: 20.58%
ABC-Mart, Inc.	26,200	1,532,040
Chugai Pharmaceutical Co. Ltd.	21,300	731,811
Inpex Corp.	175,700	1,727,330
KDDI Corp.	85,900	2,254,557
Matsui Securities Co. Ltd.	163,900	1,282,286
Mitsui Fudosan Co. Ltd.	63,000	1,343,411
ORIX Corp.	145,400	2,151,680
Santen Pharmaceutical Co. Ltd.	49,700	719,630
Shin-Etsu Chemical Co. Ltd.	28,600	2,477,485
Shionogi & Co. Ltd.	14,000	722,824
Sony Corp.	93,100	3,149,327
Sumitomo Electric Industries Ltd.	96,500	1,600,099
THK Co. Ltd.	38,400	966,812
Tokyo Electron Ltd.	20,800	2,270,942
Toyota Industries Corp.	33,600	1,668,984
Toyota Motor Corp.	38,700	2,100,291
Total Japan common stocks		26,699,509

Jersey: 2.80%
Glencore plc*	316,835	1,243,088
Shire plc	40,998	2,394,188
Total Jersey common stocks		3,637,276

Netherlands: 5.24%
ASR Nederland NV*	16,745	477,404
Koninklijke Ahold Delhaize NV	70,000	1,498,001
Koninklijke DSM NV	27,872	1,885,423
Unilever NV CVA	59,212	2,941,704
Total Netherlands common stocks		6,802,532

Norway: 2.80%
Statoil ASA	110,242	1,883,546
Telenor ASA	105,146	1,749,943
Total Norway common stocks		3,633,489

Russia: 0.98%
LUKOIL PJSC ADR	7,000	371,420
Magnit PJSC GDR[1]	8,012	306,058
Sberbank of Russia PJSC ADR	51,256	590,982
Total Russia common stocks		1,268,460

South Africa: 0.53%
Naspers Ltd., Class N	3,955	682,443

South Korea: 0.69%
Samsung Electronics Co. Ltd.	485	893,410

Spain: 2.23%
Banco Santander SA	265,441	1,626,826
Mediaset Espana Comunicacion SA	98,557	1,270,624
Total Spain common stocks		2,897,450

Switzerland: 1.32%
Roche Holding AG	6,708	1,713,080

Taiwan: 0.38%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,100	495,884

Thailand: 0.13%
Kasikornbank PCL	29,500	162,255

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United Kingdom: 15.32%
Anglo American plc*	95,696	$1,462,150
Ashtead Group plc	83,247	1,724,082
Babcock International Group plc	169,951	1,878,057
BP plc	455,206	2,609,534
British American Tobacco plc	75,349	5,003,452
HSBC Holdings plc	306,920	2,502,971
Rio Tinto plc	1,447	58,187
Sage Group plc (The)	204,977	1,619,223
Tesco plc*	473,380	1,100,789
Worldpay Group plc[2]	519,837	1,923,951
Total United Kingdom common stocks		19,882,396

United States: 0.31%
China Biologic Products, Inc.*	4,043	404,825
Total common stocks (cost $114,890,892)		125,869,802

Exchange traded funds: 0.50%
iShares MSCI Canada Fund	1,250	33,600
iShares MSCI EAFE Fund	10,000	622,900
Total exchange traded funds (cost $602,075)		656,500

Short-term investment: 1.60%
Investment company: 1.60%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,071,462)	2,071,462	2,071,462
Total investments: 99.10% (cost $117,564,429)		128,597,764
Cash and other assets, less liabilities: 0.90%		1,163,244
Net assets: 100.00%		$129,761,008

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,028,847
Gross unrealized depreciation	(1,995,512)
Net unrealized appreciation of investments	$11,033,335

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	1,250,000	CZK	33,606,350	12/18/17	$8,051
CITI	RUB	66,388,327	USD	1,132,254	06/28/17	(24,288)
CITI	USD	1,366,646	MYR	6,069,000	06/28/17	452
CSI	USD	1,471,677	COP	4,341,816,400	06/27/17	21,343
GSI	EUR	7,915,000	USD	8,572,357	06/27/17	93,896
GSI	TWD	13,100,000	USD	432,629	06/28/17	(816)
JPMCB	GBP	3,240,000	USD	4,052,770	06/27/17	(15,111)
JPMCB	HKD	13,760,000	USD	1,774,774	06/27/17	1,069
JPMCB	NOK	25,450,000	USD	3,002,889	06/27/17	36,183
JPMCB	USD	2,393,735	AUD	3,140,000	06/27/17	1,463
JPMCB	USD	1,095,188	CAD	1,460,000	06/27/17	3,991
JPMCB	USD	3,536,118	CHF	3,495,000	06/27/17	(28,809)
JPMCB	USD	1,055,138	DKK	7,250,000	06/27/17	(10,957)
JPMCB	USD	1,410,379	EUR	1,290,000	06/27/17	(28,545)
JPMCB	USD	961,166	ILS	3,495,000	06/27/17	6,297
JPMCB	USD	560,355	INR	36,970,000	06/28/17	2,405
JPMCB	USD	2,963,196	JPY	327,400,000	06/27/17	(12,339)
JPMCB	USD	5,492,403	MXN	105,980,000	06/27/17	94,901
JPMCB	USD	3,505,324	SEK	30,750,000	06/27/17	(59,218)
JPMCB	USD	436,063	SGD	610,000	06/27/17	294
JPMCB	ZAR	7,170,000	USD	561,753	06/27/17	35,174
MSC	CNY	11,425,000	USD	1,639,168	06/27/17	(10,148)
MSC	KRW	872,000,000	USD	779,853	06/27/17	(684)
Net unrealized appreciation on forward foreign currency contracts						$114,604

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$125,869,802	$—	$—	$125,869,802
Exchange traded funds	656,500	—	—	656,500
Short-term investment	2,071,462	—	—	2,071,462
Forward foreign currency contracts	—	305,519	—	305,519
Total	$128,597,764	$305,519	$—	$128,903,283

Liabilities
Forward foreign currency contracts	$—	$(190,915)	$—	$(190,915)

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SMA Relationship Trust - Series M

Portfolio statistics—March 31, 2017 (unaudited)

Summary of municipal securities by state1

Bonds Long-term municipal bonds	Percentage of net assets
Alaska	1.27%
California	14.29
Colorado	0.82
Connecticut	2.31
District of Columbia	0.83
Florida	11.88
Illinois	7.83
Louisiana	1.57
Massachusetts	2.97
Mississippi	5.14
Missouri	0.13
Nebraska	1.78
New Jersey	5.88
New York	22.35
North Carolina	2.44
Ohio	1.06
Pennsylvania	4.56
Rhode Island	2.70
Tennessee	2.61
Texas	4.43
Washington	0.76
Wisconsin	0.82
Total long-term municipal bonds	98.43%
U.S. government agency obligation	1.56
Total bonds	99.99%
Short-term investment	0.07
Total investments	100.06%
Liabilities, in excess of other assets	(0.06)
Net assets	100.00%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust - Series M

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds: 99.99%
Long-term municipal bonds: 98.43%
Alaska: 1.27%
City of Valdez, Marine Term Revenue Bonds,
0.880%, due 12/01/29[1]	$2,725,000	$2,725,000

California: 14.29%
California Health Facilities Financing Authority Revenue Bonds,
Series C,
0.870%, due 10/01/42[1]	900,000	900,000
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/28	4,000,000	4,637,800
5.000%, due 09/01/32	3,625,000	4,119,269
Series F,
5.000%, due 05/01/26	1,000,000	1,185,440
5.000%, due 09/01/26	2,660,000	3,088,419
City of Los Angeles, Department of Water & Power system Revenue Bonds,
Subseries A-2,
0.790%, due 07/01/35[1]	3,275,000	3,275,000
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,588,636
5.000%, due 06/01/32	2,200,000	2,482,524
5.000%, due 06/01/33	1,200,000	1,350,432
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/18	1,875,000	1,982,494
5.000%, due 09/01/28	5,000,000	5,955,000
		30,565,014
Colorado: 0.82%
City and County of Denver, Colorado Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,500,000	1,750,200

Connecticut: 2.31%
State of Connecticut, GO Bonds,
Series B,
5.000%, due 04/15/25	1,535,000	1,782,212
5.000%, due 05/15/26	2,700,000	3,151,656
		4,933,868
District of Columbia: 0.83%
District of Columbia Income Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,510,000	1,776,349

Florida: 11.88%
Miami-Dade County, Water & Sewer Revenue Bonds,
5.000%, due 10/01/24	2,000,000	2,385,220
Pinellas County Health Facilities Authority, Baycare Health Systems Revenue Bonds,
Series A1,
0.910%, due 11/01/38[1]	200,000	200,000

SMA Relationship Trust - Series M

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Florida—(Concluded)
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	$3,000,000	$3,392,220
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGC,
5.000%, due 10/01/26	2,500,000	2,922,225
The School Board of Broward County, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,637,833
Series B,
5.000%, due 07/01/30	2,000,000	2,290,340
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,490,960
Series B,
5.000%, due 05/01/26	1,900,000	2,202,480
Series D,
5.000%, due 02/01/23	3,195,000	3,693,132
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,187,493
		25,401,903
Illinois: 7.83%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,761,445
City of Chicago O’Hare International Airport Third Lien Revenue Bonds,
Series B,
5.000%, due 01/01/23	2,250,000	2,597,648
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,741,700
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,397,290
5.000%, due 12/01/32	2,175,000	2,464,514
State of Illinois, GO Bonds,
5.000%, due 08/01/18	4,500,000	4,666,590
State of Illinois, Sales Tax Revenue Bonds,
NATL-RE,
5.750%, due 06/15/20	1,000,000	1,124,040
		16,753,227
Louisiana: 1.57%
City of New Orleans, GO Bonds,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,350,732

SMA Relationship Trust - Series M

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Massachusetts: 2.97%
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/30	$2,260,000	$2,680,834
5.000%, due 03/01/35	1,815,000	2,047,429
Series C,
5.000%, due 07/01/24	1,395,000	1,622,985
		6,351,248
Mississippi: 5.14%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series B,
0.910%, due 12/01/30[1]	10,000,000	10,000,000
Series C,
0.880%, due 12/01/30[1]	100,000	100,000
Series I,
0.880%, due 11/01/35[1]	900,000	900,000
		11,000,000
Missouri: 0.13%
St. Charles County, Public Water District No. 2, COP,
Series A,
0.920%, due 12/01/36[1]	275,000	275,000

Nebraska: 1.78%
Public Power Generation Agency, Whelan Energy Center Unit-2 Revenue Bonds,
Series A,
5.000%, due 01/01/24	3,315,000	3,813,377

New Jersey: 5.88%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,997,000
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	2,500,000	2,608,150
5.000%, due 06/01/21	3,300,000	3,662,142
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,531,002
Series Q,
5.000%, due 08/15/19	725,000	782,057
		12,580,351
New York: 22.35%
City of New York, GO Bonds,
Subseries D-4,
0.880%, due 08/01/40[1]	5,000,000	5,000,000
Subseries L-4,
0.900%, due 04/01/38[1]	1,470,000	1,470,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	3,000,000	3,392,310
Series EE,
5.000%, due 06/15/36	2,760,000	3,120,925

SMA Relationship Trust - Series M

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
New York—(Concluded)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	$2,000,000	$2,341,640
New York City Transitional Finance Authority Revenue Bonds,
Subseries E-1,
4.000%, due 02/01/18	1,590,000	1,631,738
5.000%, due 02/01/32	2,380,000	2,746,877
Series S-1,
5.000%, due 07/15/31	1,050,000	1,202,702
New York City Transitional Finance Authority Revenue Bonds,
Subseries A-4,
0.860%, due 08/01/43[1]	400,000	400,000
New York State Dormitory Authority, New York University Revenue Bonds,
Series A,
5.250%, due 07/01/18[2]	1,130,000	1,189,777
New York State Dormitory Authority, Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/25	8,000,000	9,698,000
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,613,440
New York State Urban Development Corp., Special Tax,
Series A,
5.000%, due 03/15/34	3,000,000	3,428,730
Series A-1,
5.000%, due 03/15/27	6,495,000	7,550,502
		47,786,641
North Carolina: 2.44%
County of Wake, GO Bonds,
Series A,
5.000%, due 03/01/25	4,290,000	5,218,742

Ohio: 1.06%
State of Ohio, Infrastructure Improvement Project, GO Bonds,
Series B,
5.000%, due 09/01/34	2,000,000	2,256,940

Pennsylvania: 4.56%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/24	2,000,000	2,326,380
Series A,
5.000%, due 08/01/24	2,180,000	2,535,754

SMA Relationship Trust - Series M

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Long-term municipal bonds—(Concluded)
Pennsylvania—(Concluded)
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 11/15/17	$1,115,000	$1,143,277
5.000%, due 06/01/18	2,190,000	2,291,112
5.000%, due 09/15/26	1,225,000	1,446,786
		9,743,309
Rhode Island: 2.70%
Rhode Island Health & Educational Building Corp., Tockwotton Home Issue Revenue Bonds,
8.375%, due 01/01/21[2]	3,000,000	3,715,740
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/18	2,000,000	2,057,100
		5,772,840
Tennessee: 2.61%
State of Tennessee, GO Bonds,
Series A,
5.000%, due 08/01/19	1,490,000	1,627,632
Series B,
5.000%, due 08/01/23	3,295,000	3,942,665
		5,570,297
Texas: 4.43%
Garland Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	2,400,000	2,888,568
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
Series 1,
5.000%, due 10/01/24	2,500,000	2,956,875
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital Revenue Bonds,
Subseries C-1,
0.960%, due 12/01/24[1]	1,200,000	1,200,000
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	2,000,000	2,425,940
		9,471,383
Washington: 0.76%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,629,730

Wisconsin: 0.82%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,748,625

Total long-term municipal bonds (cost $209,151,613)		210,474,776

U.S. government agency obligation: 1.56%
FHLB
1.375%, due 02/18/21
(cost $3,329,837)	$3,400,000	$3,347,541
Total bonds (cost $212,481,450)		213,822,317

	Shares
Short-term investment: 0.07%
Investment company: 0.07%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $148,264)	148,264	148,264
Total investments: 100.06% (cost $212,629,714)		213,970,581
Liabilities, in excess of cash and other assets: (0.06%)		(138,419)
Net assets: 100.00%		$213,832,162

SMA Relationship Trust - Series M

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,534,851
Gross unrealized depreciation	(1,193,984)
Net unrealized appreciation of investments	$1,340,867

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$210,474,776	$—	$210,474,776
U.S. government agency obligation	—	3,347,541	—	3,347,541
Short-term investment	148,264	—	—	148,264
Total	$148,264	$213,822,317	$—	$213,970,581

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust - Series S

Industry diversification—March 31, 2017 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	0.92%
Auto components	1.74
Banks	13.26
Biotechnology	3.79
Building products	3.08
Capital markets	4.91
Chemicals	1.54
Commercial services & supplies	7.96
Construction & engineering	1.50
Electric utilities	1.62
Electrical equipment	1.34
Electronic equipment, instruments & components	1.30
Energy equipment & services	2.13
Equity real estate investment trusts (REITs)	7.59
Food & staples retailing	0.86
Food products	2.49
Health care equipment & supplies	8.16
Hotels, restaurants & leisure	1.81
Household durables	1.06
Household products	1.63
Internet software & services	3.03
Leisure products	1.75
Life sciences tools & services	3.54
Machinery	2.49
Media	1.95
Pharmaceuticals	0.41
Semiconductors & semiconductor equipment	5.08
Software	9.41
Specialty retail	2.98
Trading companies & distributors	1.34
Total common stocks	100.67%
Short-term investment	1.79
Total investments	102.46%
Liabilities, in excess of cash and other assets	(2.46)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust - Series S

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 100.67%
Aerospace & defense: 0.92%
Esterline Technologies Corp.*	4,949	$425,861

Auto components: 1.74%
Tenneco, Inc.	12,904	805,468

Banks: 13.26%
Access National Corp.	17,391	522,078
Banner Corp.	14,624	813,679
Brookline Bancorp, Inc.	43,724	684,281
Columbia Banking System, Inc.	20,384	794,772
ConnectOne Bancorp, Inc.	35,831	868,902
Hope Bancorp, Inc.	46,415	889,775
Park Sterling Corp.	58,425	719,212
Univest Corp. of Pennsylvania	32,768	848,691
		6,141,390
Biotechnology: 3.79%
Emergent BioSolutions, Inc.*	13,770	399,881
Halozyme Therapeutics, Inc.*	17,887	231,815
MiMedx Group, Inc.*	67,519	643,456
Osiris Therapeutics, Inc.*	99,671	478,421
		1,753,573
Building products: 3.08%
American Woodmark Corp.*	7,836	719,345
Simpson Manufacturing Co., Inc.	16,444	708,572
		1,427,917
Capital markets: 4.91%
Evercore Partners, Inc., Class A	7,050	549,195
Golub Capital BDC, Inc.	31,779	631,767
Moelis & Co., Class A	13,694	527,219
PennantPark Floating Rate Capital Ltd.	40,600	565,964
		2,274,145
Chemicals: 1.54%
HB Fuller Co.	13,809	711,992

Commercial services & supplies: 7.96%
ABM Industries, Inc.	17,780	775,208
Copart, Inc.*	9,462	585,982
Deluxe Corp.	8,619	622,033
Interface, Inc.	50,847	968,635
UniFirst Corp.	5,181	732,853
		3,684,711
Construction & engineering: 1.50%
EMCOR Group, Inc.	11,048	695,472

Electric utilities: 1.62%
Portland General Electric Co.	16,910	751,142

Electrical equipment: 1.34%
Regal Beloit Corp.	8,207	620,860

Electronic equipment, instruments & components: 1.30%
AVX Corp.	36,659	600,474

Energy equipment & services: 2.13%
Patterson-UTI Energy, Inc.	40,739	988,736

Equity real estate investment trusts (REITs): 7.59%
American Assets Trust, Inc.	20,729	867,301
EPR Properties	12,181	896,887
Retail Opportunity Investments Corp.	42,380	891,252
Urban Edge Properties	32,794	862,482
		3,517,922
Food & staples retailing: 0.86%
United Natural Foods, Inc.*	9,185	397,068

SMA Relationship Trust - Series S

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Food products: 2.49%
Amira Nature Foods Ltd.*	96,891	$519,336
TreeHouse Foods, Inc.*	7,489	634,019
		1,153,355
Health care equipment & supplies: 8.16%
Cooper Cos., Inc. (The)	5,442	1,087,801
Globus Medical, Inc., Class A*	19,116	566,216
Integer Holdings Corp.*	9,108	366,142
Integra LifeSciences Holdings Corp.*	12,918	544,235
Merit Medical Systems, Inc.*	26,586	768,335
SeaSpine Holdings Corp.*	57,136	448,518
		3,781,247
Hotels, restaurants & leisure: 1.81%
Vail Resorts, Inc.	4,358	836,300

Household durables: 1.06%
Tupperware Brands Corp.	7,798	489,091

Household products: 1.63%
Central Garden & Pet Co., Class A*	19,738	685,303
Orchids Paper Products Co.	2,833	67,992
		753,295
Internet software & services: 3.03%
Five9, Inc.*	46,029	757,637
LogMeIn, Inc.	6,632	646,620
		1,404,257
Leisure products: 1.75%
Malibu Boats, Inc., Class A*	36,202	812,735

Life sciences tools & services: 3.54%
Bio-Rad Laboratories, Inc., Class A*	5,934	1,182,884
PAREXEL International Corp.*	7,249	457,484
		1,640,368
Machinery: 2.49%
Luxfer Holdings plc ADR	25,949	315,540
Timken Co. (The)	18,506	836,471
		1,152,011
Media: 1.95%
Cinemark Holdings, Inc.	20,336	901,698

Pharmaceuticals: 0.41%
Omeros Corp.*	12,676	191,661

Semiconductors & semiconductor equipment: 5.08%
Integrated Device Technology, Inc.*	23,643	559,630
MKS Instruments, Inc.	8,952	615,450
NVE Corp.	6,541	541,529
ON Semiconductor Corp.*	40,976	634,718
		2,351,327
Software: 9.41%
Barracuda Networks, Inc.*	24,437	564,739
Cadence Design Systems, Inc.*	20,161	633,055
Monotype Imaging Holdings, Inc.	16,438	330,404
Nice Ltd. ADR	9,414	639,964
SS&C Technologies Holdings, Inc.	18,319	648,492
Synchronoss Technologies, Inc.*	17,224	420,266
Verint Systems, Inc.*	11,714	508,095
Workiva, Inc.*	39,248	614,231
		4,359,246

SMA Relationship Trust - Series S

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Specialty retail: 2.98%
Build-A-Bear Workshop, Inc.*	48,591	$430,030
Lithia Motors, Inc., Class A	6,019	515,527
Williams-Sonoma, Inc.	8,104	434,537
		1,380,094
Trading companies & distributors: 1.34%
Watsco, Inc.	4,345	622,117
Total common stocks (cost $38,019,349)		46,625,533

Short-term investment: 1.79%
Investment company: 1.79%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $829,573)	829,573	829,573
Total investments: 102.46% (cost $38,848,922)		47,455,106
Liabilities, in excess of cash and other assets: (2.46)%		(1,137,384)
Net assets: 100.00%		$46,317,722

SMA Relationship Trust - Series S

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,350,576
Gross unrealized depreciation	(744,392)
Net unrealized appreciation of investments	$8,606,184

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$46,625,533	$—	$—	$46,625,533
Short-term investment	829,573	—	—	829,573
Total	$47,455,106	$—	$—	$47,455,106

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.

SMA Relationship Trust - Series T

Industry diversification—March 31, 2017 (unaudited)1

Bonds Corporate bonds	Percentage of net assets
Air freight & logistics	0.03%
Automobiles	0.55
Banks	6.56
Beverages	0.56
Biotechnology	0.74
Building products	0.32
Capital markets	1.92
Chemicals	1.53
Commercial services & supplies	0.39
Communications equipment	0.24
Consumer finance	1.35
Containers & packaging	0.39
Diversified financial services	0.62
Diversified telecommunication services	3.22
Electric utilities	2.26
Electrical equipment	0.18
Electronic equipment, instruments & components	0.30
Equity real estate investment trusts (REITs)	0.64
Food & staples retailing	0.36
Food products	0.37
Health care equipment & supplies	0.41
Health care providers & services	0.20
Hotels, restaurants & leisure	0.17
Household durables	0.46
Household products	0.21
Independent power and renewable electricity producers	0.46
Industrial conglomerates	0.63
Insurance	1.08
Internet & direct marketing retail	0.52
IT services	0.18
Machinery	0.48
Media	2.54
Metals & mining	0.70
Multiline retail	0.23
Multi-utilities	0.86
Oil, gas & consumable fuels	5.12
Paper & forest products	0.06
Pharmaceuticals	0.94
Real estate management & development	0.28
Road & rail	0.91
Semiconductors & semiconductor equipment	0.20
Software	0.75
Specialty retail	0.32
Technology hardware, storage & peripherals	0.86
Thrifts & mortgage finance	0.43
Tobacco	0.72
Trading companies & distributors	0.66
Wireless telecommunication services	0.51
Total corporate bonds	43.42%
Asset-backed securities	13.05
Collateralized mortgage obligations	1.35
Commercial mortgage-backed securities	8.30
Mortgage-backed securities	27.35
Municipal bonds	1.80
Non-U.S. government obligations	7.08
U.S. government agency obligations	0.74
U.S. treasury obligations	5.98
Total bonds	109.07%
Short-term investment	13.54
Total investments	122.61%
Liabilities, in excess of cash and other assets	(22.61)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds: 109.07%
Corporate bonds: 43.42%
Australia: 0.34%
Australia & New Zealand Banking Group Ltd.,
2.700%, due 11/16/20	$130,000	$131,257
BHP Billiton Finance USA Ltd.,
3.850%, due 09/30/23	75,000	79,634
Rio Tinto Finance USA Ltd.,
3.750%, due 06/15/25	95,000	98,752
Total Australia corporate bonds		309,643

Brazil: 0.37%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	335,000	333,995

Canada: 1.15%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	145,000	183,763
Barrick Gold Corp.,
4.100%, due 05/01/23	160,000	171,533
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	410,000	419,225
Petro-Canada,
6.050%, due 05/15/18	150,000	157,049
Rogers Communications, Inc.,
5.000%, due 03/15/44	110,000	118,171
Total Canada corporate bonds		1,049,741

Cayman Islands: 0.47%
Seagate HDD Cayman,
5.750%, due 12/01/34	190,000	171,950
Vale Overseas Ltd.,
4.375%, due 01/11/22	145,000	146,773
XLIT Ltd.,
6.375%, due 11/15/24	90,000	105,012
Total Cayman Islands corporate bonds		423,735

Curacao: 0.15%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	133,000	135,161

France: 0.23%
Total Capital International SA,
3.750%, due 04/10/24	200,000	208,481

Germany: 0.52%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	450,000	467,950

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Ireland: 0.38%
GE Capital International Funding Co. Unlimited Co.,
3.373%, due 11/15/25	$225,000	$230,885
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	120,000	117,514
Total Ireland corporate bonds		348,399

Luxembourg: 0.55%
Actavis Funding SCS,
3.800%, due 03/15/25	220,000	221,573
INEOS Group Holdings SA,
5.625%, due 08/01/24[1]	275,000	275,687
Total Luxembourg corporate bonds		497,260

Mexico: 0.78%
America Movil SAB de CV,
3.125%, due 07/16/22	330,000	332,937
Petroleos Mexicanos,
4.875%, due 01/24/22	370,000	379,694
Total Mexico corporate bonds		712,631

Netherlands: 0.82%
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	100,000	146,036
LYB International Finance BV,
4.875%, due 03/15/44	220,000	228,503
Shell International Finance BV,
2.250%, due 11/10/20	130,000	130,449
4.000%, due 05/10/46	90,000	86,519
Teva Pharmaceutical Finance Netherlands III BV,
3.150%, due 10/01/26	170,000	156,187
Total Netherlands corporate bonds		747,694

Norway: 0.64%
Eksportfinans ASA,
5.500%, due 06/26/17	580,000	583,913

Singapore: 0.31%
Flex Ltd.,
5.000%, due 02/15/23	260,000	276,900

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Spain: 0.33%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	$300,000	$303,886

United Kingdom: 1.94%
Aon plc,
3.500%, due 06/14/24	140,000	139,767
3.875%, due 12/15/25	120,000	122,107
Barclays plc,
4.337%, due 01/10/28	200,000	199,583
BP Capital Markets plc,
1.676%, due 05/03/19	120,000	119,398
3.062%, due 03/17/22	210,000	212,871
3.506%, due 03/17/25	90,000	90,548
HSBC Holdings plc,
2.950%, due 05/25/21	330,000	331,589
6.500%, due 09/15/37	110,000	135,443
Lloyds Banking Group plc,
4.582%, due 12/10/25	200,000	203,063
Virgin Media Finance plc,
6.375%, due 04/15/23[1]	200,000	208,500
Total United Kingdom corporate bonds		1,762,869

United States: 33.89%
21st Century Fox America, Inc.,
4.950%, due 10/15/45	100,000	103,471
Abbott Laboratories,
3.750%, due 11/30/26	130,000	129,822
AbbVie, Inc.,
2.500%, due 05/14/20	240,000	241,608
3.200%, due 05/14/26	100,000	96,117
ADT Corp. (The),
3.500%, due 07/15/22	370,000	354,275
Alabama Power Co.,
6.000%, due 03/01/39	60,000	73,623
Ally Financial, Inc.,
6.250%, due 12/01/17	192,000	197,042
Altria Group, Inc.,
5.375%, due 01/31/44	140,000	159,635
Anadarko Petroleum Corp.,
4.850%, due 03/15/21	180,000	192,538
Anheuser-Busch InBev Finance, Inc.,
4.700%, due 02/01/36	300,000	317,597
4.900%, due 02/01/46	110,000	118,771
Apache Corp.,
4.750%, due 04/15/43	50,000	50,057
Apple, Inc.,
3.850%, due 05/04/43	230,000	220,325

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
AT&T, Inc.,
2.800%, due 02/17/21	$150,000	$150,432
3.600%, due 02/17/23	290,000	293,674
4.350%, due 06/15/45	90,000	79,089
6.000%, due 08/15/40	185,000	202,762
AvalonBay Communities, Inc.,
3.450%, due 06/01/25	150,000	150,657
Bank of America Corp.,
Series L,
2.650%, due 04/01/19	200,000	202,302
4.200%, due 08/26/24	320,000	325,834
6.110%, due 01/29/37	400,000	467,203
Barrick North America Finance LLC,
4.400%, due 05/30/21	60,000	64,310
BB&T Corp.,
2.625%, due 06/29/20	400,000	404,031
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	120,000	135,832
Biogen, Inc.,
4.050%, due 09/15/25	130,000	134,699
Boston Properties LP,
3.800%, due 02/01/24	340,000	348,212
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	360,000	410,642
Capital One Financial Corp.,
4.200%, due 10/29/25	190,000	190,739
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	149,000	154,215
CF Industries, Inc.,
3.450%, due 06/01/23	330,000	311,850
Charter Communications Operating LLC,
3.579%, due 07/23/20	350,000	360,193
Cisco Systems, Inc.,
5.900%, due 02/15/39	170,000	217,083
CIT Group, Inc.,
5.500%, due 02/15/19[1]	280,000	294,350
Citigroup, Inc.,
5.500%, due 09/13/25	915,000	1,000,241
CNA Financial Corp.,
4.500%, due 03/01/26	100,000	105,678
Comcast Corp.,
6.950%, due 08/15/37	165,000	222,065
ConocoPhillips Co.,
4.200%, due 03/15/21	120,000	127,944
5.950%, due 03/15/46	80,000	99,240

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Consolidated Edison Co. of New York, Inc.,
5.850%, due 03/15/36	$95,000	$116,010
CVS Health Corp.,
5.125%, due 07/20/45	52,000	57,277
Devon Energy Corp.,
5.000%, due 06/15/45	80,000	80,245
Diamond 1 Finance Corp.,
4.420%, due 06/15/21[1]	150,000	156,847
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	264,600
Dollar General Corp.,
3.250%, due 04/15/23	210,000	209,931
Dominion Resources, Inc.,
2.962%, due 07/01/19[2]	80,000	81,129
DR Horton, Inc.,
4.000%, due 02/15/20	190,000	197,658
DTE Electric Co.,
3.700%, due 03/15/45	125,000	119,945
Duke Energy Indiana LLC,
6.350%, due 08/15/38	70,000	91,561
Duke Energy Progress LLC,
3.000%, due 09/15/21	560,000	572,848
Eaton Corp.,
2.750%, due 11/02/22	160,000	158,865
Edison International,
2.950%, due 03/15/23	140,000	139,828
Energy Transfer Partners LP,
7.500%, due 07/01/38	60,000	70,884
9.000%, due 04/15/19	310,000	349,730
Enterprise Products Operating LLC,
2.850%, due 04/15/21	100,000	100,424
5.100%, due 02/15/45	90,000	93,976
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	270,000	273,248
ERP Operating LP,
4.750%, due 07/15/20	75,000	80,229
Exelon Corp.,
3.400%, due 04/15/26	80,000	78,674
Exelon Generation Co. LLC,
2.950%, due 01/15/20	410,000	415,591
Exxon Mobil Corp.,
4.114%, due 03/01/46	60,000	61,938
FedEx Corp.,
3.875%, due 08/01/42	30,000	27,380
Florida Power & Light Co.,
5.950%, due 02/01/38	120,000	153,255

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Ford Motor Co.,
7.450%, due 07/16/31	$175,000	$220,703
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	185,000	212,581
Frontier Communications Corp.,
8.500%, due 04/15/20	250,000	263,750
General Electric Co.,
4.650%, due 10/17/21	175,000	192,072
Series A,
6.750%, due 03/15/32	285,000	384,171
General Motors Co.,
6.600%, due 04/01/36	240,000	275,875
General Motors Financial Co., Inc.,
3.100%, due 01/15/19	170,000	172,730
3.700%, due 11/24/20	170,000	175,009
Georgia-Pacific LLC,
8.000%, due 01/15/24	45,000	57,645
Gilead Sciences, Inc.,
4.750%, due 03/01/46	200,000	203,940
Goldman Sachs Group, Inc. (The),
2.875%, due 02/25/21	310,000	312,257
5.150%, due 05/22/45	100,000	104,866
5.750%, due 01/24/22	250,000	281,530
Great Plains Energy, Inc.,
4.850%, due 04/01/47	100,000	102,487
Hartford Financial Services Group, Inc. (The),
5.950%, due 10/15/36	250,000	293,911
Home Depot, Inc. (The),
2.125%, due 09/15/26	80,000	74,226
3.350%, due 09/15/25	110,000	113,117
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	140,000	134,774
3.500%, due 03/01/24	140,000	145,319
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	95,037
International Business Machines Corp.,
2.250%, due 02/19/21	160,000	160,735
International Lease Finance Corp.,
5.875%, due 08/15/22	340,000	378,220
7.125%, due 09/01/18[1]	210,000	224,425
International Paper Co.,
3.800%, due 01/15/26	130,000	131,472
John Deere Capital Corp.,
2.450%, due 09/11/20	120,000	120,980

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
JPMorgan Chase & Co.,
3.875%, due 09/10/24	$440,000	$445,937
4.625%, due 05/10/21	290,000	312,400
Kimberly-Clark Corp.,
3.200%, due 07/30/46	100,000	87,677
3.625%, due 08/01/20	95,000	99,615
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	260,000	278,688
6.500%, due 09/01/39	105,000	116,406
Kinder Morgan, Inc.,
5.550%, due 06/01/45	70,000	71,766
Kraft Heinz Foods Co.,
5.200%, due 07/15/45	170,000	176,194
Kroger Co. (The),
3.850%, due 08/01/23	260,000	269,253
Lennar Corp.,
4.750%, due 05/30/25	220,000	220,550
Level 3 Financing, Inc.,
5.375%, due 08/15/22	220,000	227,425
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	100,000	106,586
Marathon Petroleum Corp.,
4.750%, due 09/15/44	210,000	189,871
Masco Corp.,
3.500%, due 04/01/21	110,000	111,937
4.450%, due 04/01/25	170,000	177,436
McDonald’s Corp.,
2.100%, due 12/07/18	100,000	100,591
4.875%, due 12/09/45	50,000	53,165
Medtronic, Inc.,
4.375%, due 03/15/35	234,000	244,936
MetLife, Inc.,
4.125%, due 08/13/42	70,000	67,952
Microsoft Corp.,
2.375%, due 02/12/22	180,000	180,404
4.450%, due 11/03/45	170,000	179,537
Morgan Stanley,
4.350%, due 09/08/26	615,000	625,878
4.875%, due 11/01/22	160,000	172,978
Series J,
5.550%, due 07/15/20[3,4]	240,000	246,912
Mosaic Co. (The),
5.625%, due 11/15/43	150,000	154,406
MPLX LP,
4.875%, due 06/01/25	130,000	136,160
National Rural Utilities Cooperative Finance Corp.,
2.300%, due 11/01/20	120,000	120,160

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Navient Corp.,
8.000%, due 03/25/20	$10,000	$10,862
NBCUniversal Media LLC,
4.375%, due 04/01/21	90,000	96,651
NCR Corp.,
5.000%, due 07/15/22	230,000	233,450
Netflix, Inc.,
5.500%, due 02/15/22	230,000	244,375
Northern States Power Co.,
3.600%, due 05/15/46	80,000	75,126
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	80,000	75,881
Oracle Corp.,
2.500%, due 05/15/22	170,000	169,509
5.375%, due 07/15/40	130,000	150,983
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	90,000	88,055
5.800%, due 03/01/37	85,000	104,926
PacifiCorp,
6.000%, due 01/15/39	120,000	152,194
PepsiCo, Inc.,
4.875%, due 11/01/40	65,000	73,162
Pfizer, Inc.,
7.200%, due 03/15/39	160,000	228,141
Philip Morris International, Inc.,
2.900%, due 11/15/21	180,000	182,151
Prudential Financial, Inc.,
6.625%, due 06/21/40	110,000	143,454
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	400,000	393,000
QVC, Inc.,
4.450%, due 02/15/25	240,000	232,712
Realogy Group LLC,
5.250%, due 12/01/21[1]	245,000	254,800
Reynolds American, Inc.,
5.700%, due 08/15/35	270,000	308,624
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	220,000	226,327
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27[1]	340,000	355,080
Sempra Energy,
4.050%, due 12/01/23	220,000	229,223
9.800%, due 02/15/19	195,000	222,400
Smithfield Foods, Inc.,
3.350%, due 02/01/22[1]	160,000	159,774
Southern Copper Corp.,
6.750%, due 04/16/40	70,000	78,841
Sprint Capital Corp.,
6.900%, due 05/01/19	280,000	298,900

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Sprint Corp.,
7.250%, due 09/15/21	$10,000	$10,797
SunTrust Bank,
7.250%, due 03/15/18	185,000	194,242
SunTrust Banks, Inc.,
2.700%, due 01/27/22	190,000	189,212
Synchrony Financial,
4.500%, due 07/23/25	140,000	143,661
TCI Communications, Inc.,
7.875%, due 02/15/26	104,000	137,730
Texas Instruments, Inc.,
1.650%, due 08/03/19	70,000	69,867
1.850%, due 05/15/22	120,000	115,896
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	125,000	156,174
Time Warner, Inc.,
2.950%, due 07/15/26	200,000	186,214
3.800%, due 02/15/27	100,000	98,899
Union Pacific Corp.,
4.050%, due 11/15/45	140,000	139,836
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	170,000	184,934
Valero Energy Corp.,
6.625%, due 06/15/37	160,000	189,338
Verizon Communications, Inc.,
2.871%, due 09/14/18[3]	170,000	173,599
4.522%, due 09/15/48	354,000	322,212
Virginia Electric & Power Co.,
3.450%, due 09/01/22	130,000	134,488
Walt Disney Co. (The),
2.150%, due 09/17/20	100,000	100,555
4.125%, due 06/01/44	110,000	113,242
Wells Fargo & Co.,
5.375%, due 11/02/43	190,000	211,529
Williams Partners LP,
4.300%, due 03/04/24	230,000	236,643
Windstream Services LLC,
7.750%, due 10/15/20	250,000	253,125
Total United States corporate bonds		30,817,677

Virgin Islands, British: 0.55%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	500,000	501,933

Total corporate bonds (cost $39,279,117)		39,481,868

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities: 13.05%
United States: 13.05%
Americredit Automobile Receivables Trust,
Series 2016-4, Class A2A,
1.340%, due 04/08/20	$375,000	$374,755
Series 2016-4, Class D,
2.740%, due 12/08/22	825,000	818,990
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	400,000	402,686
Series 2012-4, Class D,
2.680%, due 10/09/18	579,294	579,397
Series 2016-3, Class D,
2.710%, due 09/08/22	475,000	471,447
Capital Auto Receivables Asset Trust,
Series 2016-3, Class A2A,
1.360%, due 04/22/19	193,883	193,845
Series 2016-3, Class D,
2.650%, due 01/20/24	250,000	245,849
Series 2013-4, Class C,
2.670%, due 02/20/19	850,000	853,697
Series 2016-2, Class D,
3.160%, due 11/20/23	375,000	376,988
Series 2013-4, Class D,
3.220%, due 05/20/19	300,000	302,919
Series 2015-4, Class D,
3.620%, due 05/20/21	225,000	229,813
Series 2016-1, Class D,
4.030%, due 08/21/23	775,000	790,337
Drive Auto Receivables Trust,
Series 2016-CA, Class A2,
1.410%, due 01/15/19[1]	499,784	499,555
Series 2017-AA, Class A3,
1.770%, due 01/15/20[1]	250,000	250,004
Series 2015-BA, Class C,
2.760%, due 07/15/21[1]	350,000	351,772
Series 2016-BA, Class C,
3.190%, due 07/15/22[1]	225,000	227,925
Series 2015-BA, Class D,
3.840%, due 07/15/21[1]	725,000	738,347
Series 2017-AA, Class D,
4.160%, due 05/15/24[1]	325,000	329,914
Series 2016-CA, Class D,
4.180%, due 03/15/24[1]	275,000	280,468
Series 2015-CA, Class D,
4.200%, due 09/15/21[1]	550,000	559,982
Series 2015-DA, Class D,
4.590%, due 01/17/23[1]	450,000	465,824

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A2A,
1.350%, due 02/20/19	$295,965	$295,596
Santander Drive Auto Receivables Trust,
Series 2016-3, Class A2,
1.340%, due 11/15/19	650,000	649,432
Series 2013-5, Class C,
2.250%, due 06/17/19	79,230	79,442
Series 2016-3, Class C,
2.460%, due 03/15/22	425,000	425,486
Series 2016-2, Class D,
3.390%, due 04/15/22	150,000	151,959
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	450,000	443,279
Series 2015-B, Class A,
2.550%, due 06/17/24	475,000	481,832
Total asset-backed securities (cost $11,811,388)		11,871,540

Collateralized mortgage obligations: 1.35%
United States: 1.35%
FREMF Mortgage Trust,
Series 2015-K48, Class B,
3.636%, due 08/25/48[1,3]	350,000	340,643
Series 2015-K50, Class B,
3.779%, due 10/25/48[1,3]	470,000	462,060
Series 2016-K55, Class B,
4.160%, due 04/25/49[1,3]	425,000	422,631
Total collateralized mortgage obligations (cost $1,214,575)		1,225,334

Commercial mortgage-backed securities: 8.30%
United States: 8.30%
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
2.662%, due 06/15/31[1,3]	425,000	421,251
Citigroup Commercial Mortgage Trust,
Series 2016-P5, Class B,
3.698%, due 10/10/49[3]	700,000	680,249
COMM Mortgage Trust,
Series 2015-CR26, Class A4,
3.630%, due 10/10/48	600,000	615,311
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.382%, due 12/15/34[1,3]	525,000	533,385
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.812%, due 07/15/31[1,3]	625,000	628,047

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[1]	$1,000,000	$989,644
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3, Class B,
3.397%, due 08/15/49[3]	200,000	195,234
Series 2014-CBM, Class D,
3.412%, due 10/15/29[1,3]	725,000	731,108
Series 2014-FL5, Class D,
4.412%, due 07/15/31[1,3]	650,000	640,714
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5,
3.822%, due 07/15/48	365,000	379,203
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class ASB,
2.994%, due 12/15/49	600,000	601,605
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class ASB,
3.479%, due 05/15/48	125,000	129,482
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
3.412%, due 11/15/27[1,3]	550,000	543,256
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class ASB,
3.400%, due 06/15/48	250,000	258,529
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
3.483%, due 11/15/29[1,3]	200,857	201,172
Total commercial mortgage-backed securities (cost $7,615,104)		7,548,190

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage-backed securities: 27.35%
United States: 27.35%
FHLMC,
3.000%, TBA	$2,925,000	$2,897,578
3.500%, TBA	1,275,000	1,304,036
4.000%, TBA	925,000	970,311
#A96140 4.000%, due 01/01/41	296,204	312,004
4.500%, TBA	1,375,000	1,473,425
#G04913 5.000%, due 03/01/38	74,975	81,912
#G02922 5.500%, due 04/01/37	76,210	86,329
#G06381 5.500%, due 08/01/40	499,712	559,929
#C56030 6.000%, due 03/01/31	1,185	1,338
#C55783 6.500%, due 01/01/29	53,234	59,229
#C00410 8.000%, due 07/01/25	22,530	25,226
#C37436 8.000%, due 01/01/30	11,008	13,319
FNMA,
2.500%, TBA	1,350,000	1,350,422
3.000%, TBA	2,925,000	2,900,777
3.500%, TBA	1,575,000	1,611,176
#MA2864 3.500%, due 01/01/47	693,241	709,574
#AB2331 4.000%, due 02/01/41	209,620	220,631
#AS5669 4.000%, due 08/01/45	281,763	297,777
4.500%, TBA	1,725,000	1,849,726
#889657 4.500%, due 09/01/37	248,978	268,272
#975213 5.000%, due 03/01/38	20,576	22,458
#890209 5.000%, due 05/01/40	9,359	10,232
#244450 5.500%, due 11/01/23	15,031	16,673
#555591 5.500%, due 07/01/33	180,503	202,135
#901999 6.000%, due 11/01/36	100,656	113,743
#990686 6.000%, due 09/01/38	3,313	3,740

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage-backed securities—(Concluded)
United States—(Concluded)
GNMA,
3.000%, TBA	$1,075,000	$1,084,406
#MA4261 3.000%, due 02/20/47	972,758	982,435
3.500%, TBA	2,275,000	2,358,624
4.000%, TBA	2,425,000	2,561,406
#779424 4.000%, due 06/20/42	71,543	75,936
#AA8267 4.000%, due 07/15/42	276,381	294,054
#002687 6.000%, due 12/20/28	10,818	12,351
#508540 6.000%, due 02/20/34	124,152	135,844
#486873 6.500%, due 01/15/29	4,905	5,628
#338523 8.000%, due 12/15/22	1,153	1,244
Total mortgage-backed securities (cost $24,653,848)		24,873,900

Municipal bonds: 1.80%
Los Angeles Unified School District, GO Bonds,
6.758%, due 07/01/34	250,000	334,975
Metropolitan Transportation Authority Revenue Bonds,
Series A, 6.668%, due 11/15/39	95,000	126,140
State of California, GO Bonds,
7.300%, due 10/01/39	280,000	393,111
7.550%, due 04/01/39	105,000	153,818
State of Illinois, GO Bonds,
5.877%, due 03/01/19	595,000	625,726
Total municipal bonds (cost $1,447,845)		1,633,770

Non-U.S. government obligations: 7.08%
Argentina: 0.26%
Republic of Argentina,
7.500%, due 04/22/26[1]	225,000	239,175

Brazil: 0.88%
Federative Republic of Brazil,
6.000%, due 04/07/26	735,000	798,945

Chile: 0.25%
Republic of Chile,
3.250%, due 09/14/21	220,000	227,480

Colombia: 0.50%
Ecopetrol SA,
5.375%, due 06/26/26	120,000	122,196
Republic of Colombia,
8.125%, due 05/21/24	260,000	329,160
		451,356

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Non-U.S. government obligations—(Concluded)
Germany: 0.14%
Kreditanstalt fuer Wiederaufbau,
3.105%, due 04/18/36[5]		$235,000	$129,906

Indonesia: 0.68%
Republic of Indonesia,
5.875%, due 03/13/20[1]		120,000	131,100
6.625%, due 02/17/37[1]		400,000	492,000
			623,100
Israel: 0.57%
State of Israel,
5.500%, due 09/18/33		400,000	522,862

Lebanon: 0.25%
Lebanon Government Bond,
6.850%, due 03/23/27		225,000	229,219

Mexico: 0.29%
United Mexican States,
4.000%, due 10/02/23		150,000	154,687
6.750%, due 09/27/34		85,000	105,825
			260,512
Peru: 0.71%
Republic of Peru,
4.125%, due 08/25/27		105,000	112,875
7.350%, due 07/21/25		410,000	531,565
			644,440
Poland: 0.09%
Republic of Poland,
5.000%, due 03/23/22		75,000	82,406

Spain: 2.21%
Kingdom of Spain,
1.300%, due 10/31/26[1,6]	EUR	1,925,000	2,008,399

Turkey: 0.25%
Republic of Turkey,
4.875%, due 10/09/26		$235,000	225,894

Total Non-U.S. government obligations (cost $6,422,868)			6,443,694

U.S. government agency obligations: 0.74%
FNMA,
1.875%, due 09/24/26		370,000	343,901
Tennessee Valley Authority,
2.875%, due 09/15/24		320,000	329,973
Total U.S. government agency obligations (cost $660,414)			673,874

U.S. treasury obligations: 5.98%
U.S. Treasury Bonds,
3.000%, due 02/15/47		95,000	94,610
3.750%, due 08/15/41		100,000	113,394
U.S. Treasury Inflation Indexed Note (TIPS),
0.125%, due 04/15/21[3]		1,095,000	1,133,474
0.375%, due 01/15/27[3]		475,000	475,559

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
U.S. treasury obligations—(Concluded)
U.S. Treasury Notes,
1.125%, due 02/28/19	$1,640,000	$1,636,156
1.875%, due 02/28/22	300,000	299,320
2.250%, due 01/31/24	850,000	852,424
2.250%, due 02/15/27	845,000	834,107
Total U.S. treasury obligations (cost $5,437,586)		5,439,044
Total bonds (cost $98,542,745)		99,191,214

	Shares
Short-term investment: 13.54%
Investment company: 13.54%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $12,310,332)	12,310,332	12,310,332
Total investments: 122.61% (cost $110,853,077)		111,501,546
Liabilities, in excess of cash and other assets: (22.61%)		(20,564,127)
Net assets: 100.00%		$90,937,419

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,267,633
Gross unrealized depreciation	(619,164)
Net unrealized appreciation of investments	$648,469

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	3,960,000	USD	4,279,235	04/28/17	$50,182
JPMCB	GBP	290,000	USD	359,973	04/28/17	(3,572)
JPMCB	JPY	125,400,000	USD	1,130,977	04/28/17	3,516
JPMCB	USD	1,896,075	CHF	1,880,000	04/28/17	(16,588)
Net unrealized appreciation on forward foreign currency contracts						$33,538

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
Ultra 10 Year US Treasury Bond, 4 contracts (USD)	June 2017	$530,818	$535,562	$4,744
5 Year US Treasury Notes, 22 contracts (USD)	June 2017	2,587,032	2,589,985	2,953
US Treasury futures sell contracts:
US Long Bond, 8 contracts (USD)	June 2017	(1,203,066)	(1,206,750)	(3,684)
US Ultra Bond, 8 contracts (USD)	June 2017	(1,281,801)	(1,285,000)	(3,199)
10 Year US Treasury Notes, 7 contracts (USD)	June 2017	(870,177)	(871,937)	(1,760)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 85 contracts (AUD)	June 2017	7,242,374	7,256,780	14,406
Euro-BTP, 18 contracts (EUR)	June 2017	2,504,099	2,509,562	5,463
Interest rate futures sell contracts:
90 Day Euro-Dollar, 37 contracts (USD)	March 2018	(9,086,210)	(9,096,913)	(10,703)
Euro Schatz, 70 contracts (EUR)	June 2017	(8,392,511)	(8,382,007)	10,504
Euro-Bund, 24 contracts (EUR)	June 2017	(4,112,317)	(4,132,869)	(20,552)
Net unrealized depreciation on futures contracts				$(1,828)

Credit default swap agreements on credit indices-sell protection7

Counterparty	Referenced obligation	Notional amount		Termination date	Payments received by the Fund[8]	Upfront payments received	Value	Unrealized appreciation	Credit spread[9]
MSC	CMBX.NA.AA. Series 9 Index	USD	1,250,000	09/17/58	1.500%	$87,996	$(26,982)	$61,014	1.537%

Options written

	Expiration date	Premiums received	Value
Foreign exchange put option
Foreign Exchange Option, Sell USD/GBP, Notional Amount USD 3,300,000, strike @ GBP 0.82, counterparty: CITI	May 2017	$43,231	$(86,084)

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

Options written activity for the period ended March 31, 2017 was as follows:

Premiums received
Swaptions & foreign exchange options outstanding at December 31, 2016	$99,765
Swaptions & foreign exchange options written	111,401
Swaptions & foreign exchange options terminated in closing purchase transactions	(167,935)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at March 31, 2017	$43,231

SMA Relationship Trust - Series T
Portfolio of investments – March 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$39,481,868	$—	$39,481,868
Asset-backed securities	—	11,871,540	—	11,871,540
Collateralized mortgage obligations	—	1,225,334	—	1,225,334
Commercial mortgage-backed securities	—	7,548,190	—	7,548,190
Mortgage-backed securities	—	24,873,900	—	24,873,900
Municipal bonds	—	1,633,770	—	1,633,770
Non-U.S. government obligations	—	6,443,694	—	6,443,694
U.S. government agency obligations	—	673,874	—	673,874
U.S. treasury obligations	—	5,439,044	—	5,439,044
Short-term investment	12,310,332	—	—	12,310,332
Forward foreign currency contracts	—	53,698	—	53,698
Futures contracts	38,070	—	—	38,070
Total	$12,348,402	$99,244,912	$—	$111,593,314

Liabilities
Forward foreign currency contracts	$—	$(20,160)	$—	$(20,160)
Futures contracts	(39,898)	—	—	(39,898)
Swap agreements, at value	—	(26,982)	—	(26,982)
Options written	—	(86,084)	—	(86,084)
Total	$(39,898)	$(133,226)	$—	$(173,124)

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4	Perpetual investment. Date shown reflects the next call date.
5	Rate shown is the discount rate at the date of purchase unless otherwise noted.
6

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

8	Payments made or received are based on the notional amount.
9

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGC-ICC	Assured Guaranty Corp.—Insured Custody Certificates
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
CVA	Dutch Certification - Depository Certificate
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corp.
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA

To Be Announced. TBA security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury Inflation Protected Securities. TIPS are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank plc
CITI	Citibank NA
CSI	Credit Suisse International
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 30, 2017